Contingencies	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
Contingencies [Text Block]

20. Contingencies

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As at May 31, 2022 there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company's operations. There are also no proceedings in which any of the Company's directors, officers or affiliates is an adverse party or has a material interest adverse to the Company's interest.

Other than the line of credit and debt disclosed in Note 11, the Company does not have any other financial commitments or contingencies.

23. Contingencies

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As at February 28, 2022 there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company's operations. There are also no proceedings in which any of the Company's directors, officers or affiliates is an adverse party or has a material interest adverse to the Company's interest.

Outside of the line of credit and debt disclosed in Note 11, the Company does not have any other financial commitments or contingencies.